INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31,
	2024	2023
Intellectual properties	$3,277,603	$3,109,539
Trademarks	-	36,319
Patents	239,829	228,319
Capitalized acquisition costs	45,745	45,745

Total intellectual properties	3,563,177	3,419,922
Less: accumulated amortization	(2,381,233)	(1,963,294)

Total intellectual properties, net	$1,181,944	$1,456,628

●	Patents

A Patent on the Internet-Search Mechanism (“IBSM”) has been granted in the United States, South Africa, New Zealand, Canada, and Australia. The patent is pending in the European Union and the United Kingdom.

Patents on Contextual Enveloping of Dynamic Hypertext Links and Real-Time Data Processing are pending in the United States

Patents are reported at cost, less accumulated amortization, and accumulated impairment loss. Costs include expenditures directly attributable to the acquisition of the asset. Once a patent provides economic benefit to the Company, amortization is provided on a straight-line basis on all patents over their expected useful lives of 20 years.

●	Intellectual Property

Intellectual Property capitalizes the Company’s qualifying internal research and development costs. It is amortized over its useful life of 7 years and reported at cost less accumulated amortization and accumulated impairment loss.